Provisions - Summary of Changes in Provisions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Noncurrent Provisions [Line Items]
At January 1, 2025	$ 18,204
At December 31, 2025	17,363
Restructuring
Disclosure Of Noncurrent Provisions [Line Items]
At January 1, 2025	33,061
Additional provisions recognized	5,256
Unwinding of discount effect	573
Reversal of non-utilized amounts	(1,721)
Amounts used during the year	(18,847)
Exchange differences	1,738
At December 31, 2025	20,060
Non-current, Restructuring	2,697
Current, Restructuring	$ 17,363